Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
Borrowings
23.	Borrowings
	2024		2023
	Current	Non-current	Current	Non-current
	A$’000	A$’000	A$’000	A$’000
Secured
Bank loans	1,490	13,765	964	8,209
Working capital facility	-	(150)	-	-
Total secured borrowings	1,490	13,615	964	8,209
Unsecured
Convertible bonds	17,500	538,206	-	-
Total unsecured borrowings	17,500	538,206	-	-
Total borrowings	18,990	551,821	964	8,209

December 31, 2024

Lenders	Loan balance	Due < 1 year	Due > 1 year	Facility limit	Maturity date
	A$’000	A$’000	A$’000	A$’000
The Hongkong and Shanghai Banking Corporation Limited As The Trustee For Convertible Bond Holders	555,706	17,500	538,206	650,000	30-Jul-29
IMBC Group	6,017	102	5,915	6,458	31-Mar-33
BNP Paribas	9,238	1,388	7,850	13,077	29-Feb-32
HSBC Australia Ltd	(150)	-	(150)	50,000	3 years from first utilization
Total	570,811	18,990	551,821	719,535

December 31, 2023

Lenders	Loan balance	Due < 1 year	Due > 1 year	Maturity date
	A$’000	A$’000	A$’000
BNP Paribas	9,173	964	8,209	29-Feb-32
Total	9,173	964	8,209

23.1.	Bank loans

The bank loans outstanding at December 31, 2024 are in relation to the build-out of the Brussels South radiopharmaceutical production facility. Telix Pharmaceuticals (Belgium) SPRL (a wholly owned subsidiary of Telix) entered into two loan agreements, one with BNP Paribas and IMBC Group totaling €10,100,000 on a 10-year term, and a second loan with BNP Paribas totaling €2,000,000 on a two-year extendable term. All loans have a two-year repayment holiday period, with repayments due to commence from March 2024. The loans are secured by a fixed charge over the facility.

The loan agreements entitle BNP Paribas and IMBC Group to suspend or terminate all or part of the undrawn portion of the loan facilities with immediate effect and without prior notice. At December 31, 2024, the undrawn portion under the agreements was €2,407,000 ($4,036,000). As at the reporting date Telix has not received any notice to this effect.

The loan agreements require Telix Pharmaceuticals (Belgium) SPRL to comply with various covenants relating to the conduct of the business, including non-payment of required repayments, specified cross-defaults (in the event of the use of trade bills) and ensuring cumulative losses of Telix Pharmaceuticals (Belgium) SPRL do not exceed 25% of its capital and reserves. Upon the occurrence of an event of default and in the event of a change of control, BNP Paribas and IMBC Group may accelerate payments due under the loan agreements or terminate the loan agreements. There were no events of default or changes of control during the year.

23.2.	Working capital facility

On December 17, 2024, the Group entered into an agreement with HSBC Bank Australia Limited (HSBC) to obtain a working capital facility of up to $50,000,000. To date, the Group has not utilized this facility and has incurred establishment fee costs of $150,000 associated with the facility.

The working capital facility is secured by a cash security deposit on an interest-bearing term deposit of $50,000,000 held by HSBC with a maturity date equivalent to the term of the facility. There are no financial covenants associated with the facility. Refer to note 16 for further details.

23.3.	Convertible bonds

On July 30, 2024 the Group completed the issue of $650,000,000 in convertible bonds maturing in 2029. The bonds are convertible into fully paid ordinary shares in Telix Pharmaceuticals Limited. The initial conversion price of the convertible bonds is $24.78 per share, subject to anti-dilution adjustments set out in the final terms and conditions of the convertible bonds. The net proceeds were $635,093,000, after transaction costs.

The convertible bonds will bear interest at a rate of 2.375 per cent per annum. Interest will be payable quarterly in arrears on October 30, January 30, April 30 and  July 30 in each year, beginning on October 30, 2024. The convertible bonds will mature on or about July 30, 2029, unless redeemed, repurchased, or converted in accordance with their terms. The convertible bonds are listed on the Singapore Exchange Securities Trading Limited (SGX-ST).

The convertible bonds are presented in the Group’s consolidated statement of financial position as follows:

	2024	2023
	A$’000	A$’000
Face value of convertible bonds issued	650,000	-
Transaction costs	(14,972)	-
Other equity securities - value of conversion rights	(95,655)	-
Unwind of discount	13,773	-
Interest expense	6,419	-
Interest paid	(3,859)	-
Closing balance	555,706	-
Current	17,500	-
Non-current	538,206	-
Total convertible bond liability	555,706	-

The initial fair value of the liability portion of the bond was determined using a market interest rate for an equivalent non-convertible bond at the issue date. This fair value has been reduced by directly attributable transaction costs associated with the issue of the convertible bonds. The liability is subsequently recognized on an amortized cost basis until extinguished on conversion or maturity of the bonds. The remainder of the proceeds is allocated to the conversion option and recognized as part of the share capital reserve, net of income tax and a proportion of transaction costs, and is not subsequently remeasured. Refer to note 29.2.2 for further details.

23.4.	Reconciliation of liabilities arising from financing activities

	Opening balance	Net cash inflow/ (outflow)	Other non- cash movements	Closing balance
	A$’000	A$’000	A$’000	A$’000
For the year ended December 31, 2024
Bank loans	9,173	5,444	638	15,255
Convertible bonds	-	635,028	(79,322)	555,706
Lease liabilities	8,272	(2,760)	5,125	10,637
	17,445	637,712	(73,559)	581,598
For the year ended December 31, 2023
Bank loans	3,312	5,756	105	9,173
Lease liabilities	7,134	(2,858)	3,996	8,272
	10,446	2,898	4,101	17,445

Other non-cash movements include recognition of the conversion option as part of the share capital reserve, new leases entered into during the year, leases acquired via acquisitions of a business, disposal of leases and exchange differences.

23.5.	Fair value

For bank loans, the fair values are not materially different to their carrying amounts, since the interest payable on those borrowings is either close to current market rates or the borrowings are of a short-term nature.

For the convertible bonds, the fair value is outlined below. The fair value is based on discounted cash flows using a current borrowing rate. They are classified as level 3 fair values in the fair value hierarchy (refer to note 32.6) due to the use of unobservable inputs, including own credit risk.

	2024		2023
	Carrying amount	Fair value	Carrying amount	Fair value
	A$'000	A$'000	A$'000	A$'000
Bank loans	15,255	15,255	9,173	9,173
Convertible bonds	555,706	556,042	-	-

23.6.	Risk exposures

Capital risk management: Capital is defined as the combination of shareholders’ equity, reserves and net debt. The key objective of the Group when managing its capital is to safeguard its ability to continue as a going concern, so that the Group can continue to provide benefits for stakeholders and maintain an optimal capital and funding structure. The aim of the Group’s capital management framework is to maintain, monitor and secure access to future funding arrangements to finance the necessary research and development activities being performed by the Group.